Income Taxes - Changes in Holdings' Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of period	$ 9.3	$ 6.4	$ 2.0
Provisions	7.8	4.0	4.4
End of period	15.0	9.3	6.4
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of period	5.9	6.7	5.0
Provisions	1.0	0.3	1.7
Deductions		(1.1)
End of period	$ 6.9	$ 5.9	$ 6.7